Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	Jul. 09, 2021	Jun. 04, 2021
Kedrion S.p.A
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Upfront payment received		$ 105.0
Upfront payment received, net of selling costs		$ 103.5
Discontinued Operations | Definitive Agreement for Sale | PRV
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of net proceeds from subsidiaries		30.00%
Discontinued Operations | Plasma Collection Entities | Kedrion S.p.A
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Purchase price received	$ 9.1